WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.8%
Financials - 61.8% (a)
Asset Management & Custody Banks - 48.6% (a)
Ares Management Corp. - Class A	2,748	$322,615
BlackRock TCP Capital Corp.	878	3,793
Blackrock, Inc.	383	408,125
Blackstone Secured Lending Fund	25,858	641,278
Blackstone, Inc.	2,530	317,717
Blue Owl Capital, Inc. - Class A	40,377	393,676
Brookfield Asset Management Ltd. - Class A	5,354	257,046
Brookfield Corp.	6,075	274,104
Carlyle Group, Inc.	7,514	376,226
GCM Grosvenor, Inc. - Class A	470	5,132
Hamilton Lane, Inc. - Class A	829	76,260
KKR & Co., Inc.	6,402	667,985
Ridgepost Capital, Inc. - Class A	3,273	25,955
StepStone Group, Inc. - Class A	2,335	123,521
TPG, Inc.	6,179	269,528
		4,162,961
Diversified Financial Services - 9.3%
Apollo Global Management, Inc.	6,188	796,519

Multi-Sector Holdings - 3.9%
Compass Diversified Holdings	28,248	333,609
Total Financials		5,293,089
TOTAL COMMON STOCKS (Cost $6,088,168)		5,293,089

CLOSED-END FUNDS - 36.1%
Ares Capital Corp.	46,698	894,734
Bain Capital Specialty Finance, Inc.	5,649	77,617
Barings BDC, Inc.	8,527	77,937
Capital Southwest Corp.	232	5,568
Carlyle Secured Lending, Inc.	73	866
CION Investment Corp.	12,706	98,599
Fidus Investment Corp.	277	5,255
FS KKR Capital Corp.	667	7,504
Gladstone Capital Corp.	217	4,101
Gladstone Investment Corp.	374	6,212
Goldman Sachs BDC, Inc.	91	894
Golub Capital BDC, Inc.	34,828	477,144
Hercules Capital, Inc.	39,643	636,270
Main Street Capital Corp.	1,410	78,734
MidCap Financial Investment Corp.	14,045	165,871

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
New Mountain Finance Corp.	1,045	$8,924
PennantPark Floating Rate Capital Ltd.	90	807
PennantPark Investment Corp.	1,705	8,013
Prospect Capital Corp.	25,263	68,463
Saratoga Investment Corp.	450	10,485
Sixth Street Specialty Lending, Inc.	8,473	166,071
Stellus Capital Investment Corp.	710	6,866
Trinity Capital, Inc.	16,877	280,327
TriplePoint Venture Growth BDC Corp.	148	810
TOTAL CLOSED-END FUNDS (Cost $3,441,824)		3,088,072

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 3.58% (b)	183,357	183,357
TOTAL MONEY MARKET FUNDS (Cost $183,357)		183,357

TOTAL INVESTMENTS - 100.0% (Cost $9,713,349)		$8,564,518
Liabilities in Excess of Other Assets - (0.0)% (c)		(2,545)
TOTAL NET ASSETS - 100.0%		$8,561,973

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

WHITEWOLF Publicly Listed Private Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$5,293,089	$—	$—	$5,293,089
Closed-End Funds	3,088,072	—	—	3,088,072
Money Market Funds	183,357	—	—	183,357
Total Investments	$8,564,518	$—	$—	$8,564,518

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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